Long-term Debt - Schedule of Gold Notes (Details) $ in Thousands, $ in Millions		12 Months Ended
	Apr. 05, 2024 CAD ($)	Dec. 31, 2024 USD ($) debt_instrument	Dec. 31, 2023 USD ($) debt_instrument	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 377,831
Change in fair value through profit and loss (Note 20)		17,279	$ 15,739
Carrying value of the debt, ending balance	$ 18.0	516,234	377,831
Less: current portion		(22,132)	(36,826)	$ (28,706)	$ (28,706)
Non-current portion		$ 494,102	$ 341,005	$ 349,728	$ 349,728
Gold Notes
Disclosure of detailed information about borrowings [line items]
Number of debt instruments, fair value, beginning balance | debt_instrument		58,617,464	66,006,346
Number of gold notes, repayment | debt_instrument		(14,777,512)	(7,388,882)
Number of debt instruments, fair value, ending balance | debt_instrument		43,839,952	58,617,464
Number of gold notes, current portion | debt_instrument		(16,132,117)
Number of gold notes, non-current portion of non-current borrowings | debt_instrument		27,707,835
Carrying value of the debt, beginning balance		$ 63,310	$ 67,145
Repayments		(14,778)	(7,388)
Change in fair value through profit and loss (Note 20)		20,275	8,950
Change in fair value through other comprehensive income due to changes in credit risk		(1,862)	(5,397)
Carrying value of the debt, ending balance		66,945	$ 63,310
Less: current portion		(16,132)
Non-current portion		$ 50,813